5. Long - Term Debt (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Total debt	$ 393,491	$ 237,849
Less current portion	(258,988)	79,631
Noncurrent portion	134,503	158,218
De Lage Landen Financial Services [Member]
Total debt	22,361
Western States Equipment Co [Member]
Total debt	66,668	77,040
CNH Capital America LLC [Member]
Total debt	5,904	8,648
GE Capital [Member]
Total debt	4,955	6,531
Robert And Phyllis Rice [Member]
Total debt	65,206	80,882
De Lage Landen Financial Services 1 [Member]
Total debt	16,104	19,229
Catepillar Finance [Member]
Total debt	18,597	21,990
De Lage Landen Financial Services 2 [Member]
Total debt	20,202	23,529
Corral Blancoland [Member]
Total debt	$ 173,494